Taxation - Deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Advertising and promotion expenses in excess of deduction limit	¥ 42,201	¥ 24,504
Payroll and expense accrued	11,691	9,410
Net operating tax loss carry forwards	5,355	6,150
Loss on equity investment		2,625
Impairment losses	1,670	2,101
Others	2,334	1,847
Less: valuation allowance	(28,043)	(15,743)	¥ (20,443)	¥ (21,942)
Total deferred tax assets, net	¥ 35,208	¥ 30,894